Supplemental Information On Oil And Gas Exploration And Production Activities (Results Of Operations For Producing Activities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Revenues	$ 248,601,000	$ 228,953,000	$ 127,636,000
Production costs	(53,708,000)	(47,230,000)	(31,580,000)
Depletion	(90,230,000)	(61,965,000)	(38,600,000)
Income before income taxes (benefit)	104,663,000	119,758,000	57,456,000
Current	730,000	282,000	40,000
Deferred	25,633,000	(372,000)	0
Income tax expense (benefit)	26,363,000	(90,000)	40,000
Results of operations from producing activities	78,300,000	119,848,000	57,416,000
Depletion per barrel of oil equivalent (BOE)	$ 35.07	$ 26.56	$ 19.54